SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES:
Coal inventory	$ 53,072	$ 59,277	$ 40,673
Owned Generating Stations
INVENTORIES:
Coal inventory		$ 42,200	22,200
LIFO inventory liquidation			$ 596